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July 1, 2021

VIA EDGAR CORRESPONDENCE

Ms. Sonia Bednarowski
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Sprott ESG Gold ETF Amendment No. 2 to Draft Registration Statement on Form S-1 Submitted June 11, 2021 CIK No. 0001837824

Dear Ms. Bednarowski:
This letter responds to the letter from your office dated June 25, 2021 providing comments from the staff of the Securities and Exchange Commission (the “Staff”) to the above-referenced amendment no. 2 to the draft registration statement filed on June 11, 2021 to the draft registration statement on Form S-1 (the “Draft Registration Statement”) for Sprott ESG Gold ETF (the “Registrant” or the “Trust”).
The Staff’s comments and our responses thereto that the Registrant has authorized us to make on its behalf are set forth below.  Revisions resulting from the changes referenced in the responses below, together with other clarifying changes, will be reflected in a subsequent amendment to the Draft Registration Statement (the “Amendment”).  A marked version of the Amendment in PDF format is included with this letter.  The definitions of terms used in the Draft Registration Statement apply to terms used and not defined herein.
Prospectus Summary, page 4
Comment 1.
Refer to your response to comment 1.  You state that the creation and redemption process involves the transfer of unallocated gold to or from the Trust, rather than the transfer of ESG Approved Gold.  Please address here how the amount of unallocated gold held by the Trust may impact the creation or redemption process, including a discussion of whether the Trust will always hold some amount of unallocated gold in order to meet potential redemption requests.  In addition, please provide a summary here and a detailed description in an appropriate section of your prospectus regarding the process by which unallocated gold is replaced with ESG Approved Gold and the process by which ESG Approved Gold is replaced with unallocated gold and any risks associated with this process.

Response:
The Trust has revised the Amendment to provide more detail in this section regarding how the amount of unallocated gold held by the Trust may impact the creation or redemption process and the process for: (i) replacing unallocated gold with ESG Approved Gold and (ii) replacing ESG Approved Gold with unallocated gold to incorporate this comment.  The Trust notes that the Trust does not intend to hold a certain amount of gold in unallocated form to satisfy redemption requests or pay expenses, but the Trust expects to hold some amount of unallocated gold at any given point in time.  The Trust has revised the Amendment to disclose the foregoing.

The Trust has added to the existing description in the “The Mint—The Mint’s Role” section of the prospectus regarding the regarding the process by which unallocated gold is replaced with ESG Approved Gold and the process by which ESG Approved Gold is replaced with unallocated gold.  The Trust notes that certain of the risks associated with that process are described in the risk factors, “Purchase Orders and Redemption Orders for Creation Units may be subject to postponement, suspension or rejection under certain circumstances” and “Gold held in the Trust’s unallocated Gold Account will not be segregated from the Mint’s assets. If the Mint becomes insolvent, the Trust would be an unsecured creditor, and the Mint’s assets may not be adequate to satisfy a claim by the Trust.”

The Trust has made clarifying changes to the risk factors, “ESG Approved Gold may be difficult to obtain and as a result, the Trust’s investment strategy may underperform other strategies that do not have an ESG focus and the Shares may trade at increased premiums or discounts compared to other ETFs that invest in gold” and “Although the Trust intends to instruct the Mint to convert unallocated physical gold bullion into ESG Approved Gold as soon as reasonably practicable, at any point in time a significant percentage of the Trust’s assets may consist of unallocated gold,” to clarify the risks associated with the delays in the conversion process from ESG Approved Gold to unallocated gold.

Comment 2.
Refer to your responses to comments 2 and 3.  Please clarify here that although the Trust will incur additional costs associated with sourcing ESG Approved Gold, the value of the ESG Approved Gold will be determined by utilizing the LBMA Gold Price PM, which does not distinguish between gold that meets your ESG criteria and gold that does not. Similarly, we note your disclosure in the second to last risk factor on page 17 that the additional costs associated with the enhanced sourcing requirements of ESG Approved Gold will be borne by the Trust's Sponsor.  Please revise to clarify that such additional costs may result in a higher Sponsor's fee as compared to other gold products without similar ESG sourcing requirements, and address the impact of a higher fee on an investor's potential return on an investment in your Trust.

Response:
The Trust notes that because the additional costs associated with sourcing ESG Approved Gold will be borne by the Sponsor, it would not be accurate to state that the Trust will incur the additional costs associated with sourcing ESG Approved Gold.  The Trust has revised the Amendment to clarify that: (i) although there are additional costs associated with sourcing ESG Approved Gold, the value of the ESG Approved Gold will be determined by utilizing the LBMA Gold Price PM, which does not distinguish between gold that meets ESG Criteria and gold that does not; and (ii) compared to other gold products without similar ESG sourcing requirements, additional costs will be borne by the Sponsor and as a result the Sponsor’s fee may be higher compared to other gold products without similar ESG sourcing requirements.  The Trust notes that the table in the section “The Sponsor—Hypothetical Expense Example” addresses the impact of the Sponsor’s fee on an investor’s potential return on an investment, and has revised the Amendment to include a cross reference to this table in this section to address the impact of the Sponsor’s fee on an investor's potential return on an investment in the Trust.

Comment 3.
Refer to your response to comment 7.  Please disclose here that the determination of whether a mining company or mine meets the ESG Criteria will be based, in part, on the subjective judgment of the Sponsor as the selection and application of the factors used to determine whether a mining company or mine meets the ESG Criteria will be based upon the subjective judgment of the Sponsor.

Response:
The Trust has revised the Amendment in this section to disclose that the determination of whether a mining company or mine meets the ESG Criteria will be based, in part, on the subjective judgment of the Sponsor as the selection and application of the factors used to determine whether a mining company or mine meets the ESG Criteria will be based upon the subjective judgment of the Sponsor.

Overview of the Gold Sector, page 29

Comment 4.
Refer to your response to comment 4.  Please revise this section to state that there is not an industry standard for ESG standards or criteria in the gold mining industry and that you are not aware of a separate market for ESG Approved Gold and do not believe that one will develop so that investors understand how the ESG Approved Gold will fit into the overall gold market.  If known, please address the size of the overall gold market that consists of gold mined with ESG criteria similar to your own.

Response:
The Registrant has revised this section to state that: (i) the Trust is not aware of a separate market for ESG Approved Gold and does not believe that one will develop; (ii) there is no industry standard for ESG factors that apply to gold production; and (iii) the ESG Criteria used by the Sponsor to screen the sources for the Trust’s ESG Approved Gold may or may not be consistent with current or future standards used by others in the industry. The Trust is unable to estimate the relevant portion of the gold market, as it does not have access to information sufficient to be able to ascertain to what extent gold bullion is produced according ESG standards that are similar to the ESG Criteria.

ESG Approved Gold: Selection and Diligence, page 36

Comment 5.
Refer to your response to comment 5.  Please disclose the ESG Approved Mining Companies and ESG Approved Mines in this section prior to the effectiveness of the registration statement and confirm that you will include and update this information in your periodic reports filed under the Exchange Act and any updates or supplements to the prospectus.

Response:
The Trust confirms that it will disclose the ESG Approved Mining Companies and ESG Approved Mines in this section prior to the effectiveness of the registration statement and will include and update this information in the Trust’s periodic reports filed under the Exchange Act and any updates or supplements to the prospectus.

Entitlements, page 61

Comment 6.
Please revise to clearly describe the limitation on derivative actions in Section 7.2 of the Trust Agreement, including a statement that the provision does not apply to any derivative action, suit or other proceeding brought on behalf of the Trust for claims under the federal securities laws and the rules and regulations thereunder.  In addition, please revise your disclosure here and in the first risk factor on page 27 to clarify that, pursuant to the Trust Agreement, no registered holder shall have the right, power or authority to bring or maintain a derivative action, suit or other proceeding on behalf of the Trust, unless two or more registered holders, who (i) are not affiliates of one another and (ii) collectively hold at least 25% of outstanding Shares join in bringing the action, suit or other proceeding.

Response:	The Trust has revised the Amendment to incorporate the above comment.

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If you have any additional comments or questions, please contact the undersigned at (202) 661-7150 or Christopher D. Carlson at (202) 661-7165 with any questions or comments.
Very truly yours,

SEWARD & KISSEL LLP

/s/ Anthony Tu-Sekine
Anthony Tu-Sekine

cc:	Mr. John Ciampaglia
Mr. Arthur Einav